UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04060

Exact name of registrant as specified in charter:	Cash Accumulation Trust

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	9/30/2006

Date of reporting period:	6/30/2006

Item 1. Schedule of Investments

Cash Accumulation Trust/Liquid Assets Fund

Portfolio of Investments

as of June 30, 2006 (Unaudited)

Principal Amount (000)	Description	Value
CERTIFICATES OF DEPOSIT 20.0%
	Barclays Bank PLC
$40,000	5.14%, 7/24/06	$40,000,000
25,000	5.07%, 4/4/07	24,995,374
30,000	5.07%, 4/5/07	29,995,068
	Dresdner Bank AG
1,000	4.95%, 7/5/06	999,983
	Fortis Bank, NV SA
20,000	4.30%, 9/28/06	20,000,000
	HBOS Treasury Services PLC
25,000	5.32%, 4/27/07	25,000,000
	M&I Marshall & Ilsley Bank
40,000	5.02%, 10/2/06	40,002,340
	National City Bank
30,000	5.22%, 3/2/07	30,003,409
	Nordea Bank Finland PLC
25,000	5.27%, 4/26/07	25,000,000
	Rabobank Nederland NV
10,000	4.76%, 11/28/06	10,000,223
	Skandinavinaviska Euskilda Banken AB
25,000	5.09%, 4/4/07	24,997,239
	SunTrust Banks, Inc
25,000	5.29%, 10/2/06	25,000,000
15,000	5.10%, 2/9/07	14,999,102
20,000	5.08%, 5/1/07	19,999,732
45,000	5.09%, 6/5/07	45,000,000
	Toronto Dominion Bank
10,000	4.19%, 9/22/06	10,000,000
	Unicredito Italiano S.P.A
25,000	5.31%, 11/27/06	25,000,000

		410,992,470

COMMERCIAL PAPER 50.4%
	Alliance & Leicester PLC, 144A
7,000	5.00%, 7/13/06(b)	6,988,333
5,482	5.31%, 9/7/06(b)	5,427,016
33,500	5.37%, 9/15/06(b)	33,120,575
	Amsterdam Funding Corp., 144A
50,000	5.25%, 7/18/06(b)	49,876,042
	Barton Capital Corp., 144A
31,264	5.27%, 7/20/06(b)	31,177,043
	BASF AG, 144A
747	5.32%, 8/21/06(b)	741,370
	Bear Sterns & Co., Inc
41,000	5.32%, 8/9/06(b)	40,763,925
	Cafco LLC, 144A
50,000	5.33%, 8/15/06(b)	49,666,875
33,034	5.33%, 8/18/06(b)	32,799,238

Principal Amount (000)	Description	Value
	Caisse Nationale Des Caisses Depar, 144A
25,000	5.28%, 8/8/06(b)	24,860,667
	Cargill Global Fund PLC, 144A
14,656	5.27%, 7/21/06(b)	14,613,090
	Ciesco LP, 144A
46,000	5.30%, 8/7/06(b)	45,749,428
4,000	5.34%, 8/16/06(b)	3,972,707
	Citigroup Funding, Inc.
50,000	5.31%, 8/10/06(b)	49,705,000
	Dresdner U.S Finance, Inc.
9,157	5.06%, 7/7/06(b)	9,149,278
44,000	5.15%, 7/12/06(b)	43,930,761
	Edison Asset Securitization LLC
5,575	5.37%, 9/18/06(b)	5,509,303
	Falcon Asset Securitization, 144A
10,359	5.25%, 7/20/06(b)	10,330,297
24,000	5.25%, 7/25/06(b)	23,916,000
	General Electric Capital Corp.
22,000	5.03%, 10/23/06(b)	21,649,577
	Greenwich Capital Holdings, Inc.
11,000	5.24%, 7/21/06(b)	10,999,952
	HBOS Treasury Services PLC
34,053	4.99%, 7/19/06(b)	33,968,038
	HSBC Finance Corp.
25,000	5.26%, 8/3/06(b)	24,879,458
	Irish Life & Permanent Trust PLC, 144A
6,000	5.25%, 7/18/06(b)	5,985,125
	Long Lane Master Trust, 144A
41,433	5.31%, 7/28/06(b)	41,267,993
	Metlife Inc, 144A
19,000	4.98%, 7/19/06(b)	18,952,690
	Nyala Funding LLC, 144A
20,000	5.26%, 8/15/06(b)	19,868,500
	Old Line Funding, 144A
1,443	5.13%, 7/13/06(b)	1,440,532
6,472	5.30%, 7/14/06(b)	6,459,613
23,383	5.25%, 8/2/06(b)	23,273,879
19,102	5.27%, 8/9/06(b)	18,992,881
	Park Granada LLC, 144A
9,500	4.88%, 7/14/06(b)	9,483,259
	Preferred Receivables Funding Corp., 144A
26,235	5.27%, 7/24/06(b)	26,146,668
	Prudential PLC, 144A
60,000	5.31%, 8/21/06(b)	59,548,650
38,603	5.38%, 9/22/06(b)	38,124,173
	Sanofi-Aventis, 144A
25,711	5.37%, 7/5/06(b)	25,695,659
	Sheffield Receivables Corp., 144A
13,000	5.19%, 7/17/06(b)	12,970,013
35,000	5.23%, 7/18/06(b)	34,913,560
18,335	5.26%, 8/7/06(b)	18,235,879
	Skandinaviska Enskilda Banken AB
9,000	5.31%, 11/27/06(b)	8,999,818
	Swiss Re Financial Products Corp., 144A
5,000	4.82%, 11/10/06(b)	4,911,633

Principal Amount (000)	Description	Value
	Toyota Motor Credit Corp.
50,000	5.03%, 12/20/06(b)	48,798,389
23,500	5.12%, 3/1/07(b)	22,687,840
	Tulip Funding Corp., 144A
17,541	5.32%, 8/1/06(b)	17,460,643

		1,038,011,370

LOAN PARTICIPATION 1.5%
	Cargill, Inc.
30,513	5.30%, 7/5/06(d)	30,513,000

OTHER CORPORATE OBLIGATIONS 25.9%
	American Express Credit Corp., MTN
22,000	5.28%, 3/22/07(a)	22,004,337
10,000	5.23%, 7/5/07(a)	10,002,191
	Branch Banking & Trust , MTN
29,200	5.34%, 6/4/07(a)	29,219,284
	Caterpillar Financial Services Corp., MTN
10,000	5.17%, 2/12/07(a)	10,001,813
	Citigroup Global Markets Holdings, Inc., MTN
9,000	5.41%, 3/16/07(a)	9,006,374
	DNB Nor Bank ASA, 144A
50,000	5.31%, 7/25/07(a)	50,000,000
	General Electric Capital Corp., MTN
10,520	5.37%, 3/9/07(a)	10,528,950
6,000	5.25%, 7/9/07(a)	6,000,000
6,000	5.35%, 7/17/07(a)	6,000,000
	Goldman Sachs Group, Inc., MTN
44,000	5.60%, 3/30/07(a)	44,035,562
3,000	5.27%, 7/28/06(a)	3,000,288
44,000	5.15%, 8/1/06(a)	44,002,663
5,050	5.16%, 1/9/07(a)	5,053,687
	HSBC Finance Corp, MTN
18,500	5.15%, 4/15/07(a)	18,480,469
36,900	5.13%, 7/6/07(a)	36,900,000
	Irish Life & Permanent PLC, MTN, 144A(a)
8,000	5.30%, 7/20/07(a)	7,999,993
	JP Morgan Chase , MTN
35,000	5.11%, 7/2/07(a)	35,000,000
	Merrill Lynch & Co. Inc., MTN
25,000	5.24%, 6/15/07(a)	25,013,461
10,000	5.42%, 7/11/07(a)	10,000,000
	Metropolitan Life Insurance Co.
4,000	5.18%, 10/2/06(a)(d)	4,000,000
	Morgan Stanley Dean Witter & Co.
12,000	6.88%, 3/1/07(a)	12,139,535
18,000	5.41%, 7/26/07,MTN(a)	18,008,579
20,000	5.15%, 7/3/07,MTN(a)	20,000,000
	National City Bank of Indiana, MTN
40,500	5.30%, 6/4/07(a)	40,521,467
	National City Bank of Cleveland, MTN
5,000	5.32%, 7/26/06(a)	5,000,116
	Nordea Bank AB, 144A
10,000	5.15%, 7/10/07(a)	10,000,000
	Paccar Financial Corp., MTN
17,000	5.16%, 7/13/07(a)	17,000,000

Principal Amount (000)	Description	Value
	Royal Bank of Canada, MTN
4,000	5.20%, 7/9/07(a)	4,000,000
	Skandinaviska Enskilda Banken AB, 144A
19,000	5.24%, 7/16/07(a)	19,000,000

		531,918,769

REPURCHASE AGREEMENT 1.3%
	Credit Suisse First Boston,
27,513	5.35%, dated 6/30/06, due 7/3/06 in the amount of $27,525,266 (cost $27,513,000; the value of the collateral including accrued interest was $28,064,797)(c)	27,513,000

U.S. GOVERNMENT AGENCY 0.7%
	Federal National Mortgage Association
15,000	4.10%, 8/22/06	14,999,801

	Total Investments 99.8% (amortized cost $2,053,948,410)(e)	2,053,948,410

	Other assets in excess of liabilities 0.2%	3,504,098

	Net Assets 100.0%	$2,057,452,508

The following annotations have been used in the Portfolio:

MTN - Medium Term Note.

144A - Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)	Variable rate instrument. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted.
(b)	Rate quoted represents yield-to-maturity as of purchase date.
(c)	Repurchase agreements are collateralized by United States Treasury or federal agency obligations.
(d)	Indicates a security that has been deemed illiquid.
(e)	Federal income tax basis is the same as for financial reporting purposes.

Cash Accumulation Trust / National Money Market Fund

Portfolio of Investments

as of June 30, 2006 (Unaudited)

Principal Amount (000)	Description	Value
Certificates of Deposit 2.8%
	Rabobank Nederland NV
$3,000	4.758%, 11/28/06	$3,000,067
	State Street Bank & Trust
1,300	5.299%, 12/15/06(a)	1,299,894
	Toronto Dominion Bank
1,000	5.075%, 3/23/07	998,643

		5,298,604

Commercial Paper 58.9%
	AB Spintab Swedmortgage
3,200	5.22%, 8/1/06(b)	3,185,616
	Alcoa Inc
4,900	5.45%, 7/3/06(b)	4,898,516
	Alliance & Leicester PLC, 144A
9,000	5.31%, 9/7/06(b)	8,909,730
	Barton Capital Corp., 144A
2,700	5.30%, 7/14/06(b)	2,694,833
1,175	5.30%, 7/20/06(b)	1,171,713
	Bear Sterns Co.
9,000	5.31%, 8/9/06(b)	8,948,179
	Ciesco LP, 144A
6,455	5.24%, 7/28/06(b)	6,429,632
2,000	5.30%, 8/7/06(b)	1,989,106
	Citigroup Funding, Inc.
4,000	5.31%, 8/10/06(b)	3,976,400
	DaimlerChrysler Rev. Auto
9,000	5.30%, 7/31/06(b)	8,960,250
	Depfa Bank Europe PLC, 144A
1,710	5.34%, 8/9/06(b)	1,700,108
	Dresdner U.S. Finance, Inc.
3,000	5.15%, 7/12/06(b)	2,995,279
	HSH Nordbank AG NY, 144A
5,000	5.29%, 7/31/06(b)	4,977,958
	Long Lane Master Trust, 144A
2,000	5.31%, 7/28/06(b)	1,992,035
	Metlife Inc., 144A
1,571	5.29%, 7/27/06(b)	1,564,998
	Nyala Funding LLC, 144A
9,000	5.26%, 8/15/06(b)	8,940,825
	Old Line Funding Corp., 144A
7,800	5.13%, 7/13/06(b)	7,786,662
	Prudential PLC, 144A
9,500	5.38%, 9/22/06(b)	9,382,162
	Sanofi-Aventis, 144A
3,289	5.37%, 7/5/06(b)	3,287,038

Principal Amount (000)	Description	Value
	Sheffield Receivables Corp., 144A
9,000	5.19%, 7/17/06(b)	8,979,239
	St. George Bank Ltd., 144A
5,000	5.39%, 9/13/06(b)	4,944,603
	Windmill Funding Corp., 144A
3,000	5.29%, 9/1/06(b)	2,972,668

		110,687,550

Other Corporate Obligations 32.0%
	American Express Credit Corp., M.T.N.
4,000	5.229%, 7/5/07(a)	4,001,195
	Citigroup Funding, Inc.
5,000	5.50%, 8/9/06	5,004,807
	General Electric Capital Corp.
8,000	5.25%, 7/9/07(a)	8,003,221
	Goldman Sachs Group, Inc., M.T.N.
3,050	5.149%, 8/1/06(a)	3,050,154
	HSBC Finance Corp., M.T.N.
3,100	5.128%, 7/6/07(a)	3,100,000
	Merrill Lynch & Co., Inc., M.T.N.
8,000	5.42%, 7/11/07(a)	8,000,000
	Morgan Stanley Dean Witter Co., M.T.N.
7,925	5.149%, 7/3/07(a)	7,925,000
	Nordea Bank AB, 144A
8,000	5.15%, 7/10/07(a)	8,000,000
	Paccar Financial Corp., M.T.N.
5,000	5.156%, 7/13/07(a)	5,000,000
	Skandinaviska Enskilda Banken AB, 144A
8,000	5.242%, 7/16/07(a)	8,000,000

		60,084,377

Loan Participation 4.8%
	Cargill, Inc.
9,000	5.30%, 7/5/06	9,000,000

U.S. Government Agency 1.6%
	Federal National Mortgage Association
3,000	4.10%, 8/22/06	2,999,960

	Total Investments 100.1% (amortized cost $188,070,491)(c)	188,070,491

	Liabilities in excess of other assets (0.1%)	(177,983)

	Net Assets 100%	$187,892,508

(a)	Variable rate instrument. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted or the date on which the security can be redeemed at par.
(b)	Rate quoted represents yield-to-maturity as of date.
(c)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

The following annotations have been used in the Portfolio:

144A - Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

M.T.N. - Medium Term Note.

Notes to Portfolio of Investments (Unaudited)

Securities Valuations: Portfolio securities of the Fund are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the fair value shall be determined in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cash Accumulation Trust

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date    August 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date    August 25, 2006

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date    August 25, 2006

*  Print the name and title of each signing officer under his or her signature.